Financial instruments (Liquidity Risk Tables) (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for financial liabilities [abstract]
Carrying amount	$ 1,439,343	$ 1,346,577
Contractual cash flows	1,443,370
Total interest payments on long-term debt	192,225
Due in less than one year [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	403,308
Total interest payments on long-term debt	37,840
Due in one to three years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	533,164
Total interest payments on long-term debt	44,255
Due in three to five years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	403,578
Total interest payments on long-term debt	33,780
Due after five years [member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	103,320
Total interest payments on long-term debt	76,350
Accounts Payable And Accrued Liabilities [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Carrying amount	374,714
Contractual cash flows	374,714
Accounts Payable And Accrued Liabilities [Member] | Due in less than one year [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	374,714
Accounts Payable And Accrued Liabilities [Member] | Due in one to three years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	0
Accounts Payable And Accrued Liabilities [Member] | Due in three to five years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	0
Accounts Payable And Accrued Liabilities [Member] | Due after five years [member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	0
Long-Term Debt [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Carrying amount	997,000
Contractual cash flows	1,000,000
Long-Term Debt [Member] | Due in less than one year [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	0
Long-Term Debt [Member] | Due in one to three years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	500,000
Long-Term Debt [Member] | Due in three to five years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	400,000
Long-Term Debt [Member] | Due after five years [member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	100,000
Foreign currency contracts [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Carrying amount	51,058
Contractual cash flows	51,058
Foreign currency contracts [Member] | Due in less than one year [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	23,476
Foreign currency contracts [Member] | Due in one to three years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	27,582
Foreign currency contracts [Member] | Due in three to five years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	0
Foreign currency contracts [Member] | Due after five years [member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	0
Interest rate contracts [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Carrying amount	7,284
Contractual cash flows	7,284
Interest rate contracts [Member] | Due in less than one year [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	2,437
Interest rate contracts [Member] | Due in one to three years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	2,987
Interest rate contracts [Member] | Due in three to five years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	1,860
Interest rate contracts [Member] | Due after five years [member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	0
Lease Obligation [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Carrying amount	9,287
Contractual cash flows	10,314
Lease Obligation [Member] | Due in less than one year [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	2,681
Lease Obligation [Member] | Due in one to three years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	2,595
Lease Obligation [Member] | Due in three to five years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	1,718
Lease Obligation [Member] | Due after five years [member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	3,320
Unsecured revolving credit facility [Member]
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	1,000,000
Committed and outstanding	0
Available borrowing facility	1,000,000
Letter of credit facilities [Member]
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	1,756,754
Committed and outstanding	1,593,379
Available borrowing facility	$ 163,375